Other Liabilities - Summary Of The Changes in The Carrying Value Of Estimated Contingent Consideration Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities [Abstract]
Beginning of the period	$ 85,977	$ 155,940
Fair value of acquisitions	2,519	18,653
Payments	(37,100)	(40,292)
Note issuance for settlement	(9,385)
Changes in fair value	6,064	(45,662)
Foreign exchange translation effects	(426)	(2,662)
End of the period	$ 47,649	$ 85,977